GENERAL	6 Months Ended
Jun. 30, 2024
Disclosure Of General Information [Abstract]
GENERAL
NOTE 1: -    GENERAL

a.
Evogene Ltd. (“Evogene” and together with its subsidiaries, the “Company”) was founded on October 10, 1999, as Agro Leads Ltd., a division of Compugen Ltd. In 2002, the Company was spun-off as an independent corporation under the laws of the State of Israel, and changed its name to Evogene Ltd.

Evogene is a computational biology company aiming to revolutionize the development of life-science based products by utilizing cutting edge technologies to increase the probability of success while reducing development time and cost. Evogene established three unique tech-engines - MicroBoost AI, ChemPass AI and GeneRator AI – leveraging Big Data and Artificial Intelligence and incorporating deep multidisciplinary understanding in life sciences. Each tech-engine is focused on the discovery and development of products based on one of the following core components: microbes (MicroBoost AI), small molecules (ChemPass AI), and genetic elements (GeneRator AI).

Evogene uses its tech-engines to develop products through subsidiaries and strategic partnerships. Evogene’s subsidiaries currently utilize the tech-engines to develop human microbiome-based therapeutics by Biomica Ltd., ag-biologicals by Lavie Bio Ltd., ag-chemicals by AgPlenus Ltd. and castor varieties, for the biofuel and other industries, by Casterra Ag Ltd.

On April 2, 2024, the Company and The Kitchen FoodTech Hub (TKH), the foodtech incubator and investment arm of Strauss Group, jointly announced the establishment of Finally Foods Ltd., an AI-driven company specializing in molecular farming for the food sector, committed to providing sustainable alternative sources to animal-based proteins. Finally Foods will leverage the Company’s AI technology to modify plants for efficient protein production. Evogene holds approximately 40% of the share capital of Finally Foods, on a fully diluted basis and accounts for this investment using the equity method.

The Company has a history of losses and incurred operating losses of $10,188 and $14,697 during the six month periods ended June 30, 2024 and 2023, respectively.

Furthermore, the Company intends to continue to finance its operating activities by raising capital and seeking collaborations with multinational companies in the industry and by the operation of castor seeds.

The Company's management and board of directors are of the opinion that the Company’s current financial resources and the expected resources from the castor operation will be sufficient to continue the development of the Company's operation in the foreseeable future.

b.	The Company principally derives its revenues from collaboration arrangements and castor operation. For revenues from major customers see Note 8d.

c.
The Company has the following subsidiaries: Casterra Ag Ltd. (formerly Evofuel Ltd.), Evogene Inc., Biomica Ltd., AgPlenus Ltd., AgPlenus Inc., Lavie Bio Ltd., Lavie Bio Inc., Lavie Bio Tech Inc., Taxon Biosciences, Inc. and Canonic Ltd.

Casterra Ag Ltd. was incorporated on December 29, 2011 and is currently focused on the development of improved castor bean seeds for industrial uses.

Evogene Inc. was incorporated in Delaware, United States on September 22, 2006. Evogene Inc. was engaged in research and development in the field of insect control and located in the Bio-Research and Development Growth (BRDG) Park, in St. Louis, Missouri, United States.

Biomica Ltd. (“Biomica”) was incorporated on March 2, 2017, with the mission of discovering and developing human microbiome-based therapeutics.

AgPlenus Ltd. was incorporated on June 10, 2018, with the mission to design effective and sustainable crop protection ag-chemicals products by leveraging predictive biology.

On August 27, 2020, AgPlenus Ltd. incorporated a wholly owned U.S. subsidiary, AgPlenus Inc.

Lavie Bio Ltd. was incorporated on January 21, 2019, with the mission to improve food quality and sustainability through the introduction of microbiome-based ag-biologicals products. In 2019, Lavie Bio Ltd. incorporated two wholly owned subsidiaries, Lavie Bio Inc., located in the Bio-Research and Development Growth (BRDG) Park, in St. Louis, Missouri, United States, and Lavie Bio Tech Inc. Lavie Bio Tech Inc. wholly owns as a subsidiary Taxon Biosciences, Inc. (see item d below).

Canonic Ltd. was incorporated on March 25, 2019, with the mission of developing next-generation medical cannabis products. During 2024, Canonic Ltd. ceased its operations.

d.
On August 6, 2019, Corteva Inc. (“Corteva”) invested in the Company's agriculture biologicals subsidiary, Lavie Bio Ltd., which included a cash investment of $10,000 and the contribution of all shares of Corteva’s wholly owned subsidiary Taxon Biosciences, Inc. for 27.84% of Lavie Bio Ltd.'s shares. As part of the foregoing transaction, the parties entered into a commercial arrangement with respect to the commercialization by Corteva of Lavie Bio Ltd.’s products, mainly in corn and soybean.

In August 2022, an affiliate company of ICL and Lavie Bio Ltd. entered a multi-year collaboration agreement for developing novel bio-stimulant products to enrich fertilizer efficiency. As part of the collaboration, ICL invested through an affiliate company in Lavie Bio Ltd. $10,000 under a SAFE agreement (simple agreement for future equity).

On December 21, 2022, Biomica, signed a definitive agreement for a $20,000 financing round, led by Shanghai Healthcare Capital (“SHC”), out of which $10,000 was to be invested by Evogene in Biomica’s preferred shares. As a result, Evogene recorded a negative capital reserve and an increase of non-controlling interest in the amounts of $238 and $9,761, respectively. In addition, certain convertible loans in total amount of $10,000 were converted by Evogene to Biomica’s ordinary shares. As a result, Evogene recorded an adjustment to capital reserve and non-controlling interest in amount of $809. Following the closing of the transaction on April 25, 2023, Evogene was diluted to approximately 67% of the share capital of Biomica, on a fully diluted basis, while SHC held approximately 20%, on a fully diluted basis.

In June 2023, Casterra Ag Ltd. signed a framework agreement with a leading oil and gas energy company for the sale of castor varieties at a commercial scale for biofuel production (the “agreement”). Under the framework of the agreement, during June 2023, Casterra Ag Ltd. received an order totalling $9,100. In addition, during June 2023 Casterra Ag Ltd. received an additional order totalling approximately $2,200 to supply castor seeds. On June 25, 2024, Casterra Ag Ltd. received an additional purchase order totaling approximately $440 to supply castor seeds to a new African country in 2024.

e.
In January 2021, the Company entered into a Controlled Equity Offering Sales Agreement, pursuant to which the Company issued 380,359 ordinary shares during January and February 2021, in an at-the-market (“ATM”) offering, with a weighted average selling price of $73.6 per share, resulting in gross proceeds of approximately $28,000.

On February 19, 2021, the Company entered into a new Controlled Equity Offering Sales Agreement, having an aggregate offering price of up to $50,000 (subsequently reduced to approximately $19,500), pursuant to which the Company issued 72,683 ordinary shares from April through September 2021, in an ATM offering, with a weighted average selling price of $36.4 per share, resulting in gross proceeds of approximately $2,600. During December 2022, 2,851 ordinary shares were issued through the ATM offering, with a weighted selling price of $7.7 per share, resulting in gross proceeds of approximately $22. During 2023, 72,022 ordinary shares were issued through the ATM offering, with a weighted selling price of $9.6 per share, resulting in gross proceeds of approximately $695. During January 2024, 320 ordinary shares were issued through the ATM offering, with a selling price of $10 per share, resulting in gross proceeds of approximately $3.

All shares and weighted average selling price amounts mentioned above have been retroactively adjusted to reflect the reverse share split. See also Note 9a.

f.
On July 17, 2023, the Company entered into securities purchase agreements with certain institutional investors for the sale of 850,000 ordinary shares in a registered direct offering at a purchase price of $10.0 per ordinary share (the “offering”). The gross proceeds from the offering amounted to approximately $8,500, before deducting placement agent fees and other offering expenses. Shares and purchase price amounts mentioned above have been retroactively adjusted to reflect the reverse share split. See also Note 9a.

g.
On March 1, 2024, the Company filed a shelf registration statement on Form F-3 with the SEC under which the Company may offer and sell from time to time in one or more offerings, the Company’s ordinary shares, rights, warrants and units having an aggregate offering price of up to $200 million.

h.
On March 28 2024, the Company entered a new At-The-Market Issuance Sales Agreement (the “Sales Agreement”), with Lake Street Capital Markets, LLC as selling agent. In accordance with the terms of the Sales Agreement, from time to time the Company may offer and sell its ordinary shares in an ATM offering having an aggregate offering price of up to $7,300. On August 26, 2024 the aggregate offering price was reduced to up to US$4,500. During May 2024, the Company issued 10,000 ordinary shares pursuant to the Sales Agreement, with a selling price of $8.5 per share, resulting in gross proceeds of approximately $85.

i.
The Company’s subsidiaries and divisions are split into three operating segments: (1) Agriculture – Evogene Ltd.’s collaborations, Lavie Bio Ltd. and Ag Plenus Ltd.; (2) Human – Biomica Ltd. and Canonic Ltd.; and (3) Industrial – Casterra Ag Ltd. (See also Note 8).